Shareholder Fees - FidelityFreedomBlendFunds-PremierComboPRO	May 30, 2024 USD ($)
FidelityFreedomBlendFunds-PremierComboPRO | Fidelity Freedom Blend 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none